Financial assets, liabilities and financial results (telecom activities) - Cash flow hedge - Additional information (Details)
€ in Millions, £ in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 NOK (kr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 HKD ($)	May 11, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Notional amount | €							€ 500
Telecom activities, operating segment [member] | Operating segments [member] | Later than twelve years and not later than thirteen years [member] | United Kingdom, Pounds | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		£ 750
Telecom activities, operating segment [member] | Operating segments [member] | Not later than one year [member] | FT IMMO H and subsidiaries [member] | United Kingdom, Pounds | Interest rate swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €	€ 22
Telecom activities, operating segment [member] | Operating segments [member] | Later than two years and not later than three years [member] | FT IMMO H and subsidiaries [member] | United Kingdom, Pounds | Interest rate swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €	25
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than nine years and not later than ten years [member] | Switzerland, Francs | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | SFr					SFr 100
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than nine years and not later than ten years [member] | United Kingdom, Pounds | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		500
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than nine years and not later than ten years [member] | Norway, Krone | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr				kr 800
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than twelve years and not later than thirteen years [member] | Euro Member Countries, Euro | Interest rate swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €	100
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than thirteen years and not later than fourteen years [member] | United States of America, Dollars | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 2,450
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than fourteen years and not later than fifteen years [member] | United Kingdom, Pounds | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		500
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than fourteen years and not later than fifteen years [member] | Hong Kong, Dollars | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 939
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than twenty-four years and not later than twenty-five years [member] | United States of America, Dollars | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			900
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than twenty-six years and not later than twenty-seven years [member] | United States of America, Dollars | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			850
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than thirty-two years and not later than thirty-three years [member] | United Kingdom, Pounds | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		500
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than one year and not later than two years [member] | Hong Kong, Dollars | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						1,110
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than three years and not later than four years [member] | Switzerland, Francs | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | SFr					400
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than three years and not later than four years [member] | United Kingdom, Pounds | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		262
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than three years and not later than four years [member] | Norway, Krone | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr				500
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than four years [member] | Interest rate swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €	€ 100
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than four years [member] | Switzerland, Francs | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | SFr					SFr 100
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than four years [member] | United Kingdom, Pounds | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		£ 2,250
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than four years [member] | Hong Kong, Dollars | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 939
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than four years [member] | Norway, Krone | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr				kr 800
Parent Company [Member] | Telecom activities, operating segment [member] | Operating segments [member] | Later than four years [member] | United States of America, Dollars | Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 4,200